Acquisitions (Details) - Schedule of Components of the Purchase Price - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Denver Bodega, LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller	$ 1	$ 1
Total purchase price	1	1
Cash	44,977	44,977
Accounts Receivable	2,676	2,676
Inventory	194,365	194,365
Total assets acquired	242,018	242,018
Accounts payable and accrued expenses	127,116	127,116
Notes payable	293,888	293,888
Total liabilities assumed	421,004	421,004
Net liabilities acquired	(178,986)	(178,986)
Excess purchase price	178,987	178,987
Brave Foods, LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller	150,000	150,000
Total purchase price	150,000	150,000
Cash	73,344	73,344
Inventory	46,375	46,375
Total assets acquired	119,719	119,719
Accounts payable and accrued expenses	1,316	1,316
Notes payable	75,000	75,000
Total liabilities assumed	76,316	76,316
Net assets acquired	43,403	43,403
Excess purchase price	$ 106,596	$ 106,596